Non-controlling interest (Tables)	12 Months Ended
Oct. 31, 2022
Non-controlling interest.
Schedule of summarized financial information for the Company's subsidiaries which have non-controlling interests

	2022	2021
	$	$
Total current assets	12,471	6,137
Total non-current assets	85,035	38,577
Total current liabilities	(16,175)	(6,731)
Total non-current liabilities	(3,366)	(456)
Revenues for the period ended	45,184	17,869
Net income for the period ended	3,971	1,930

Schedule of net change in non-controlling interests

As at	October 31, 2022	October 31, 2021
	$	$
Balance, beginning of year	4,795	1,552
Share of (gain) loss for the period - Saturninus Partners	(110)	346
Share of (gain) for the period - Meta	(136)	235
Share of loss for the period - FABCBD	500	78
Share of loss for the period - Blessed	305	21
Share of loss for the period - NuLeaf	563	-
Purchase of Meta	-	1,821
Purchase of FABCBD	-	1,262
Purchase of Blessed	-	864
Purchase of NuLeaf	1,726	-
Distribution - Saturninus Partners	(749)	(500)
Distribution - FABCBD	(372)	-
Distribution - Blessed	(569)	-
Distribution - NuLeaf	(270)	-
Loss of control (Note 5)	-	(884)
	5,683	4,795